The Company	12 Months Ended
Mar. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
The Company	The Company
Organization
Canada Goose Holdings Inc. and its subsidiaries (the “Company”) design, manufacture, and sell performance luxury apparel for men, women, youth, children, and babies. The Company’s product offerings include various styles of down-filled outerwear, rain and everyday jackets, fleece, vests, apparel, footwear, and accessories for the fall, winter, and spring seasons. The Company’s head office is located at 100 Queens Quay East, Toronto, Canada, M5E 1V3. The use of the terms “Canada Goose”, “we”, and “our” throughout these notes to the consolidated financial statements refer to the Company.
Canada Goose is a public company listed on the Toronto Stock Exchange and the New York Stock Exchange under the trading symbol “GOOS”. The principal shareholders of the Company are investment funds advised by Bain Capital LP and its affiliates (“Bain Capital”), and DTR LLC, (“DTR”), an entity indirectly controlled by the Chairman and Chief Executive Officer of the Company. The principal shareholders hold multiple voting shares representing 52.7% of the total shares outstanding as at March 30, 2025, or 91.8% of the combined voting power of the total voting shares outstanding. Subordinate voting shares that trade on public markets represent 47.3% of the total shares outstanding as at March 30, 2025, or 8.2% of the combined voting power of the total voting shares outstanding.
Statement of compliance
The consolidated financial statements have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on May 20, 2025.
Fiscal year
The Company's fiscal year is a 52 or 53-week reporting cycle with the fiscal year ending on the Sunday closest to March 31. Each fiscal quarter is 13 weeks for a 52-week fiscal year. Fiscal 2025 is a 52-week fiscal year.
Operating segments
The Company classifies its business in three operating and reportable segments: Direct-to-Consumer ("DTC"), Wholesale, and Other. The DTC segment comprises sales through country-specific e-Commerce platforms available across numerous markets, which includes the recommerce platform Canada Goose Generations, currently available in the United States and Canada, and our Company-owned retail stores.
The Wholesale segment comprises sales made to a mix of retailers and international distributors, who are partners that have exclusive rights to an entire market, and travel retail locations.
The Other segment comprises revenue and costs that are not related to the Company’s DTC or Wholesale segments, such as sales to employees, friends and family sales, and results from the Paola Confectii business.
Seasonality
Our business is seasonal, and we have historically realized a significant portion of our Wholesale revenue and operating income in the second and third quarters of the fiscal year and DTC revenue and operating income in the third and fourth quarters of the fiscal year. Thus, lower-than-expected revenue in these periods could have an adverse impact on our annual operating results.
Cash flows from operating activities are typically highest in the third and fourth quarters of the fiscal year due to revenue from the DTC segment and the collection of trade receivables from Wholesale revenue earlier in the year. Working capital requirements typically increase as inventory builds. Borrowings have historically increased in the first and second quarters and been repaid in the balance of the year.